Loans, net - Movement of provision for impairment of loan portfolio (Parenthetical) (Detail) - PEN (S/)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Movement Of Provision For Impairment Of Loan Portfolio [Line Items]
Allowance for direct and indirect loans	S/ 34,743,000	S/ 28,050,000	S/ 40,840,000
IAS 39 [Member]
Movement Of Provision For Impairment Of Loan Portfolio [Line Items]
Allowance for direct and indirect loans			1,254,963,000	S/ 1,190,758,000
Direct Loans [Member]
Movement Of Provision For Impairment Of Loan Portfolio [Line Items]
Allowance for direct and indirect loans	S/ 1,394,779,000	S/ 1,364,804,000	1,260,347,000
Direct Loans [Member] | IAS 39 [Member]
Movement Of Provision For Impairment Of Loan Portfolio [Line Items]
Allowance for direct and indirect loans			1,202,118,000
Indirect Loans [Member] | IAS 39 [Member]
Movement Of Provision For Impairment Of Loan Portfolio [Line Items]
Allowance for direct and indirect loans			S/ 52,845,000